SEGMENTED INFORMATION - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEGMENTED INFORMATION
Operating revenues, net of royalties	$ 39,132	$ 24,662
Non-current assets excluding deferred income tax assets	72,602	75,021
Canada
SEGMENTED INFORMATION
Operating revenues, net of royalties	32,286	20,588
Non-current assets excluding deferred income tax assets	68,900	71,040
United States
SEGMENTED INFORMATION
Operating revenues, net of royalties	5,818	3,312
Non-current assets excluding deferred income tax assets	2,020	1,856
Other foreign
SEGMENTED INFORMATION
Operating revenues, net of royalties	1,028	762
Non-current assets excluding deferred income tax assets	$ 1,682	$ 2,125